Employee Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employee Benefits [Abstract]
Percentage of employee's contribution	5.00%
Maximum amount of employee's contribution	$ 193
Mdatory provident fund expensesan	$ 16,847	$ 17,410	$ 17,673